Operations (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Assets identified	R$ 55,819,074	R$ 49,703,700
Cash and cash equivalents	5,634,623	2,678,457	R$ 3,472,845
Other receivables	2,819,255	2,278,293
Property, plant and equipment	10,825,421	10,069,468
Suppliers	131,143	125,448
Contingent liabilities	3,073,462	R$ 3,736,829
Book Value [Member] | Aventura Wind Complex [Member]
IfrsStatementLineItems [Line Items]
Assets identified	518,023
Cash and cash equivalents	42,671
Trade accounts receivable	7,013
Recoverable taxes	3,823
Collaterals and escrow accounts	9,118
Other receivables	2,919
Property, plant and equipment	452,475
Intangible assets	4
Liabilities assumed	329,967
Suppliers	6,814
Loans and financing	317,928
Tax obligations	2,879
Other accounts payable	2,346
Contingent liabilities
Deferred income tax and social contribution
Net assets acquired	188,056
Book Value [Member] | Santa Rosa And Mundo Novo Wind Complex [Member]
IfrsStatementLineItems [Line Items]
Assets identified	827,735
Cash and cash equivalents	50,363
Trade accounts receivable	10,757
Recoverable taxes	5,747
Collaterals and escrow accounts	17,077
Other receivables	9,158
Property, plant and equipment	734,633
Intangible assets
Liabilities assumed	612,608
Suppliers	43,406
Loans and financing	557,810
Tax obligations	7,579
Other accounts payable	3,813
Contingent liabilities
Deferred income tax and social contribution
Net assets acquired	215,127
Fair Value Adjustment [Member] | Aventura Wind Complex [Member]
IfrsStatementLineItems [Line Items]
Assets identified	254,390
Cash and cash equivalents
Trade accounts receivable
Recoverable taxes
Collaterals and escrow accounts
Other receivables
Property, plant and equipment
Intangible assets	254,390
Liabilities assumed	92,435
Suppliers
Loans and financing
Tax obligations
Other accounts payable
Contingent liabilities	9,003
Deferred income tax and social contribution	83,432
Net assets acquired	161,955
At fair value [member] | Aventura Wind Complex [Member]
IfrsStatementLineItems [Line Items]
Assets identified	772,413
Cash and cash equivalents	42,671
Trade accounts receivable	7,013
Recoverable taxes	3,823
Collaterals and escrow accounts	9,118
Other receivables	2,919
Property, plant and equipment	452,475
Intangible assets	254,394
Liabilities assumed	422,402
Suppliers	6,814
Loans and financing	317,928
Tax obligations	2,879
Other accounts payable	2,346
Contingent liabilities	9,003
Deferred income tax and social contribution	83,432
Net assets acquired	350,011
At fair value [member] | Santa Rosa And Mundo Novo Wind Complex [Member]
IfrsStatementLineItems [Line Items]
Assets identified	1,188,303
Cash and cash equivalents	50,363
Trade accounts receivable	10,757
Recoverable taxes	5,747
Collaterals and escrow accounts	17,077
Other receivables	9,158
Property, plant and equipment	734,633
Intangible assets	360,568
Liabilities assumed	738,273
Suppliers	43,406
Loans and financing	557,810
Tax obligations	7,579
Other accounts payable	3,813
Contingent liabilities	4,654
Deferred income tax and social contribution	121,011
Net assets acquired	450,030
Adjusted Book Value [Member] | Santa Rosa And Mundo Novo Wind Complex [Member]
IfrsStatementLineItems [Line Items]
Assets identified	360,568
Cash and cash equivalents
Trade accounts receivable
Recoverable taxes
Collaterals and escrow accounts
Other receivables
Property, plant and equipment
Intangible assets	360,568
Liabilities assumed	125,665
Suppliers
Loans and financing
Other accounts payable
Contingent liabilities	4,654
Deferred income tax and social contribution	121,011
Net assets acquired	R$ 234,903